Assets and Liabilities Held for Sale/Discontinued Operations - Income Statement and Statement of Cashflows (Details) - Jackup Sale $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Gain on Sale
Initial purchase price, gain on sale	$ 628
Adjustment for working capital, cash, and reimbursement of reactivation costs, gain on sale	53
Less: Deal costs	(11)
Fair value of indemnities and warranties, gain on sale	(36)
Gain on sale of tender rig business	634
Book value of KSA business, gain on sale	(358)
Income/(loss) from discontinued operations	276
Received/(paid) to date
Initial purchase price, received (paid) to date	628
Adjustment for working capital, received (paid) to date	50
Disposal group including discontinued operations received/(paid) to date	(11)
Fair value of indemnities and warranties, received (paid) to date	(8)
Net sales price	659
Book value of KSA business, received (paid)	0
Proceeds from Divestiture of Businesses	$ 659